GEOGRAPHIC INFORMATION (Schedule of Long-Lived Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting, Asset Reconciling Item [Line Items]
Long-lived assets	$ 38,468	$ 41,509
Israel [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Long-lived assets	27,747	26,976
United States of America [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Long-lived assets	10,514	14,380
Other [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Long-lived assets	$ 207	$ 153